Share Based Payments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Nov. 01, 2018	Sep. 07, 2018	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	30,000	111,000			0	141,000
Options granted, weighted average grant date fair value (in USD per share)	$ 17.60	$ 14.30			$ 0	$ 15.00
Options granted, weighted average remaining contractual term	5 years	5 years
Expected dividend yield (percentage)			0.00%	0.00%
Compensation expense not yet recognized					$ 0.5	$ 0.7
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	3 years	3 years
Stock compensation expense					$ 0.2	$ 0.1